Statements of Operations - USD ($)	3 Months Ended			5 Months Ended	9 Months Ended			12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015		Jun. 30, 2014	Mar. 31, 2016	Mar. 31, 2015		Jun. 30, 2015
Revenues
Revenues	$ 534	$ 15,750			$ 534	$ 53,550		$ 2,783
Cost of goods sold								(1,513)
Gross profit	534	15,750			534	53,550		1,270
Operating costs:
Compensation paid with stock	0	0			0	0
Common stock issued for services				3,000				579,000
Consulting Fees								2,500
Contract Labor								8,848
Legal Fees								13,523
Marketing Expense				95				34,577
Finance Costs	0				33,935
Payroll Expense	49,992				107,574
Product Development Expense	22,464				45,824
Professional Fees	30,908	8,000			52,341	27,000
Software Fees and Support	42,880				51,796
Travel	6,090				21,429
Other general and administrative expenses	11,293	5,767			53,150	32,204		34,956
Total operating costs	163,627	13,767		3,095	366,049	59,204		673,404
(Loss) from operations	(163,093)	1,983		(3,095)	(365,515)	(5,654)		(672,134)
Other income (expense)
Interest expense	(12,175)	5			(20,824)	5		(25,071)
Amortization of Debt Discount	(108,305)				(238,793)			(24,871)
Loss on Derivative	89,358				(4,614,094)
Total Other Income (Expense)	(31,122)	5			(4,873,711)	5		(25,071)
(Loss) before income taxes	(194,215)	1,988		(3,095)	(5,239,226)	(5,649)		(697,205)
Provision for income taxes
Net (loss)	$ (194,215)	$ 1,988		$ (3,095)	$ (5,239,226)	$ (5,649)		$ (697,205)
Basic earnings per share	$ (0.00)		[1]	[1]	$ (0.07)		[1]	$ (0.02)
Weighted average number of common shares outstanding	107,390,887	10,851,500		38,037,120	75,745,579	10,851,500		38,037,120

[1]	Less than $0.01